Corporate Transactions - Disclosure of Detailed Information about Consideration Paid (Details) $ / shares in Units, $ in Thousands		10 Months Ended	12 Months Ended
	Apr. 07, 2021 USD ($) shares yr $ / shares $ / shares	Dec. 31, 2020 yr $ / shares	Dec. 31, 2020	Apr. 07, 2021 $ / shares	Mar. 10, 2020 USD ($) shares $ / shares	Mar. 10, 2020 $ / shares
Disclosure of detailed information about business combination [line items]
Volatility			65.20%
Dividend yield			0.00%
Premier
Disclosure of detailed information about business combination [line items]
Total consideration	$ 408,273
Business combination shares issued (in shares)	0.1967
Leagold
Disclosure of detailed information about business combination [line items]
Total consideration					$ 764,083
Business combination shares issued (in shares)					0.331
Business combination share exchange ratio					0.331
Share consideration | Premier
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	$ 399,613
Business combination shares issued (in shares) | shares	47,373,723
Business combination share price (in dollars per share) | (per share)	$ 8.44			$ 10.64
Share consideration | Leagold
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer					$ 732,042
Business combination shares issued (in shares) | shares					94,635,765
Business combination share price (in dollars per share) | (per share)					$ 7.74	$ 10.51
Option consideration | Premier
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	$ 8,155
Business combination shares issued (in shares) | shares	2,813,747
Weighted average price per unit (in dollars per share) | $ / shares	$ 7.27
Option life, share options granted | yr	2.07
Volatility	41.30%
Dividend yield	0.00%
Discount rate	0.37%
Option consideration | Leagold
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer					$ 19,777
Business combination shares issued (in shares) | shares					5,728,647
Weighted average price per unit (in dollars per share) | $ / shares		$ 7.77
Option life, share options granted | yr		2.07
Volatility		60.20%
Dividend yield		0.00%
Discount rate					0.54%
Warrant consideration | Premier
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	$ 505
Business combination shares issued (in shares) | shares	393,400
Weighted average price per unit (in dollars per share) | $ / shares	$ 10.42
Option life, share options granted | yr	0.82
Volatility	39.70%
Dividend yield	0.00%
Discount rate	0.15%
Warrant consideration | Leagold
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer					$ 8,543
Business combination shares issued (in shares) | shares					16,626,569
Weighted average price per unit (in dollars per share) | $ / shares		$ 11.14
Option life, share options granted | yr		0.32
Volatility		44.10%
Dividend yield		0.00%
Discount rate					0.69%
PSU And DSU consideration | Leagold
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer					$ 3,721
Business combination share price (in dollars per share) | (per share)					$ 2.57	$ 3.49
Business combination share exchange ratio					0.331
Replacement PSU | Leagold
Disclosure of detailed information about business combination [line items]
Business combination shares issued (in shares) | shares					369,919
Replacement DSU | Leagold
Disclosure of detailed information about business combination [line items]
Business combination shares issued (in shares) | shares					319,288